Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value
Common Stocks - 93.4%
Communication Services - 0.8%
Entertainment - 0.3%
Cinemark Holdings, Inc. [1]	409,188	$4,091,880
Interactive Media & Services - 0.0%
Actua Corp. [2]	1,117,791	111,779
Media - 0.5%
TechTarget, Inc. [2]	155,733	6,846,023
Total Communication Services		11,049,682
Consumer Discretionary - 11.8%
Auto Components - 0.8%
Cooper-Standard Holdings, Inc. [2]	403,122	5,325,241
Fox Factory Holding Corp. [1,2]	65,769	4,888,610
		10,213,851
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. [2]	99,037	7,917,018
Hotels, Restaurants & Leisure - 0.4%
PlayAGS, Inc. [2]	1,654,707	5,857,663
Household Durables - 0.6%
Purple Innovation, Inc. [2]	291,153	7,238,064
Internet & Direct Marketing Retail - 1.1%
Shutterstock, Inc.	285,954	14,881,046
Leisure Products - 1.6%
Clarus Corp.	1,056,804	14,922,072
Malibu Boats, Inc. Class A [2]	126,818	6,285,100
		21,207,172
Specialty Retail - 2.0%
Sally Beauty Holdings, Inc. [1,2]	3,070,740	26,684,731
Textiles, Apparel & Luxury Goods - 4.7%
Carter's, Inc. [1]	171,501	14,848,557
Hanesbrands, Inc. [1]	890,894	14,031,580
Skechers U.S.A., Inc. Class A [2]	1,116,864	33,751,630
		62,631,767
Total Consumer Discretionary		156,631,312
Consumer Staples - 0.4%
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. [1,2]	142,861	5,935,874
Total Consumer Staples		5,935,874
Energy - 0.8%
Energy Equipment & Services - 0.5%
NCS Multistage Holdings, Inc. [2]	1,357,807	806,537
	Shares	Value
RigNet, Inc. [1,2]	1,475,101	$6,047,914
		6,854,451
Oil, Gas & Consumable Fuels - 0.3%
Evolution Petroleum Corp.	1,460,711	3,271,993
Total Energy		10,126,444
Financials - 2.2%
Capital Markets - 2.2%
Foley Trasimene Acquisition Corp. [2]	1,256,799	14,189,261
PennantPark Investment Corp.	1,556,645	4,965,697
WisdomTree Investments, Inc.	3,150,119	10,080,381
Total Financials		29,235,339
Health Care - 34.7%
Biotechnology - 16.1%
Albireo Pharma, Inc. [2]	297,504	9,927,708
Argenx SE ADR (Netherlands) [2]	32,717	8,588,867
CareDx, Inc. [1,2]	438,072	16,620,452
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0 [2,3,4]	17,318	35,156
DBV Technologies SA ADR (France) [2]	298,580	516,543
Deciphera Pharmaceuticals, Inc. [2]	161,428	8,281,256
Forte Biosciences, Inc. Acquisition Date: 11/27/18, Cost $4,000,000 [2,3]	1,174,685	48,436,374
Heron Therapeutics, Inc. [1,2]	631,140	9,353,495
Immunomedics, Inc. [2]	151,766	12,904,663
Inhibrx, Inc. [1,2]	170,588	3,070,584
Inhibrx, Inc. Acquisition Date: 10/1/18, Cost $3,999,985 [2,3]	329,688	5,044,226
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	372,215	5,702,334
Kodiak Sciences, Inc. [1,2]	140,854	8,339,965
Lyra Therapeutics, Inc. Acquisition Date: 7/30/18, Cost $4,999,980 [2,3]	471,708	4,482,641
Metacrine, Inc. [1,2]	175,000	1,776,250
Metacrine, Inc. Acquisition Date: 6/5/18 Cost $2,785,002 [2,3]	257,584	2,222,309
NextCure, Inc. [2]	222,984	1,962,259
PMV Pharmaceuticals, Inc. [2]	173,130	6,146,115
Precision BioSciences, Inc. [1,2]	367,167	2,261,749

Meridian Funds	1	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Relay Therapeutics, Inc. [1,2]	170,131	$7,245,879
SpringWorks Therapeutics, Inc. [1,2]	209,988	10,010,128
Talis Biomedical Corp. Acquisition Date: 10/6/17, Cost $4,000,000 [2,3,4]	146,220	902,179
Taysha Gene Therapies, Inc. [2]	93,947	2,104,413
Taysha Gene Therapies, Inc. Acquisition Date: 7/28/20 Cost $999,991 [2,3]	64,088	1,220,235
TCR2 Therapeutics, Inc. [2]	498,975	10,139,172
Veracyte, Inc. [1,2]	495,545	16,100,257
Viela Bio, Inc. [1,2]	165,583	4,649,571
Viking Therapeutics, Inc. [1,2]	1,056,150	6,146,793
		214,191,573
Health Care Equipment & Supplies - 6.8%
Accelerate Diagnostics, Inc. [1,2]	415,312	4,427,226
Axogen, Inc. [2]	877,798	10,208,791
Cardiovascular Systems, Inc. [2]	314,479	12,374,749
CryoLife, Inc. [2]	345,469	6,380,812
Merit Medical Systems, Inc. [2]	570,576	24,820,056
Nevro Corp. [2]	45,956	6,401,671
Quidel Corp. [1,2]	113,540	24,908,405
		89,521,710
Health Care Providers & Services - 5.8%
AMN Healthcare Services, Inc. [2]	200,103	11,698,021
BioTelemetry, Inc. [1,2]	549,896	25,064,260
HealthEquity, Inc. [2]	358,661	18,424,416
MEDNAX, Inc. [2]	898,236	14,623,282
Ontrak, Inc. [1,2]	126,245	7,574,700
		77,384,679
Health Care Technology - 2.5%
Omnicell, Inc. [2]	190,962	14,257,223
Renalytix AI Plc ADR [1,2]	231,243	2,821,164
Vocera Communications, Inc. [1,2]	572,209	16,639,838
		33,718,225
Life Sciences Tools & Services - 1.2%
Syneos Health, Inc. [1,2]	297,421	15,810,901
Pharmaceuticals - 2.3%
Arvinas, Inc. [2]	141,291	3,335,880
Liquidia Technologies, Inc. [1,2]	1,159,013	5,702,344
Oric Phamaceuticals, Inc. Acquisition Date: 6/3/19, Cost $3,999,996 [2,3]	303,030	6,441,963
Revance Therapeutics, Inc. [1,2]	330,754	8,315,156
	Shares	Value
Xeris Pharmaceuticals, Inc. [1,2]	1,167,428	$6,922,848
		30,718,191
Total Health Care		461,345,279
Industrials - 26.0%
Air Freight & Logistics - 2.5%
Echo Global Logistics, Inc. [2]	771,811	19,889,569
Forward Air Corp.	241,081	13,833,228
		33,722,797
Commercial Services & Supplies - 9.8%
ABM Industries, Inc.	708,917	25,988,897
Cimpress Plc (Ireland) [2]	125,914	9,463,696
Clean Harbors, Inc. [2]	312,932	17,533,580
Heritage-Crystal Clean, Inc. [2]	1,874,709	25,027,365
Hudson Technologies, Inc. [1,2]	2,357,585	2,711,223
Montrose Environmental Group, Inc. [2]	401,880	9,572,782
Ritchie Bros. Auctioneers, Inc. (Canada)	543,279	32,189,281
SP Plus Corp. [2]	421,994	7,574,792
		130,061,616
Machinery - 4.9%
Graham Corp.	444,748	5,679,432
John Bean Technologies Corp. [1]	203,687	18,716,799
Kennametal, Inc. [1]	208,077	6,021,748
Middleby Corp. (The) [2]	188,951	16,950,794
Tennant Co.	289,252	17,459,251
		64,828,024
Marine - 2.7%
Kirby Corp. [2]	464,030	16,783,965
Matson, Inc.	484,466	19,422,242
		36,206,207
Professional Services - 5.6%
Forrester Research, Inc. [1,2]	410,055	13,445,703
InnerWorkings, Inc. [2]	4,101,440	12,263,306
TriNet Group, Inc. [2]	569,060	33,756,639
TrueBlue, Inc. [2]	948,559	14,693,179
		74,158,827
Road & Rail - 0.5%
Heartland Express, Inc.	341,434	6,350,672
Total Industrials		345,328,143
Information Technology - 14.5%
Electronic Equipment & Instruments - 1.1%
CTS Corp.	680,807	14,998,178
IT Services - 0.3%
International Money Express, Inc. [2]	235,344	3,380,717

Meridian Funds	2	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Software - 13.1%
2U, Inc. [1,2]	710,232	$24,048,455
8x8, Inc. [2]	554,531	8,622,957
American Software, Inc. Class A	290,563	4,079,504
Asure Software, Inc. [1,2]	754,674	5,697,789
Benefitfocus, Inc. [2]	1,031,440	11,552,128
Cerence, Inc. [1,2]	93,153	4,552,387
ChannelAdvisor Corp. [2]	440,066	6,367,755
DraftKings, Inc. Class A Acquisition Date: 8/17/18, Cost $5,415,663 [2,3]	759,256	37,973,430
Mimecast Ltd. [2]	203,682	9,556,759
Model N, Inc. [2]	237,917	8,393,712
Ping Identity Holding Corp. [2]	232,196	7,246,837
Pluralsight, Inc. Class A [1,2]	1,044,099	17,885,416
QAD, Inc. Class A	227,058	9,581,848
Upland Software, Inc. [2]	156,868	5,913,924
Workiva, Inc. [2]	66,541	3,710,326
Zuora, Inc. Class A [1,2]	819,374	8,472,327
		173,655,554
Total Information Technology		192,034,449
Materials - 1.9%
Containers & Packaging - 1.9%
Ranpak Holdings Corp. [1,2]	2,641,684	25,148,832
Total Materials		25,148,832
Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
Jernigan Capital, Inc.	205,819	3,527,738
Total Real Estate		3,527,738
Total Common Stocks - 93.4% (Cost $1,100,082,152)		1,240,363,092
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
DraftKings, Inc. Class A, Strike Price $11.50, Expires 4/23/25 Acquisition Date: 4/23/20, Cost $0 [2,3]	5,321	214,112
Total Information Technology		214,112
Total Warrants - 0.0% (Cost $0)		214,112
	Shares	Value
Preferred Stocks - 4.1%
Consumer Discretionary - 0.2%
Internet & Direct Marketing Retail - 0.2%
Evolve Vacation Rental Network, Inc. Series 8 Shares Acquisition Date: 6/15/18, Cost $3,999,999 [2,3,4]	470,013	$3,337,092
Total Consumer Discretionary		3,337,092
Health Care - 2.6%
Biotechnology - 1.5%
4D Molecular Therapeutics, Inc. Series B Shares Acquisition Date: 8/27/18, Cost $3,999,999 [2,3,4]	229,095	4,481,098
Centrexion Therapeutics Corp. Series D Shares Acquisition Date: 12/18/17, Cost $2,995,007 [2,3,4]	1,663,893	1,564,059
NexImmune, Inc. Series A Shares Acquisition Date: 12/28/17, Cost $3,000,000 [2,3,4]	10,166,045	4,473,060
NexImmune, Inc. Series A-2 Shares Acquisition Date: 1/25/19, Cost $999,999 [2,3,4]	2,838,488	1,305,705
NexImmune, Inc. Series A-3 Shares Acquisition Date: 12/12/19, Cost $1,750,000 [2,3,4]	4,967,357	2,235,311
Talis Biomedical Corp. Series C-1 Shares Acquisition Date: 11/27/19, Cost $2,363,797 [2,3,4]	862,700	6,116,543
		20,175,776
Health Care Equipment & Supplies - 1.1%
Beta Bionics, Inc. Series B Shares Acquisition Date: 10/9/18, Cost $3,999,976 [2,3,4]	26,631	5,115,815
Pulmonx Corp. Series G-1 Shares Acquisition Date: 4/16/19, Cost $2,750,000 [2,3,4]	2,083,333	3,708,333

Meridian Funds	3	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares	Value
Sonendo, Inc. Series E Shares Acquisition Date: 12/10/19, Cost $4,999,995 [2,3,4]	454,545	$5,022,722
		13,846,870
Total Health Care		34,022,646
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Xometry, Inc. Series A-2 Acquisition Date: 7/20/20 Cost $292,269 [2,3,4]	30,521	292,269
Xometry, Inc. Series B Acquisition Date: 7/20/20 Cost $100,318 [2,3,4]	10,476	100,318
Xometry, Inc. Series C Acquisition Date: 7/20/20 Cost $106,008 [2,3,4]	10,887	106,008
Xometry, Inc. Series D Acquisition Date: 7/20/20 Cost $82,843 [2,3,4]	8,450	82,842
Xometry, Inc. Series E Acquisition Date: 7/20/20 Cost $832,427 [2,3,4]	61,109	832,427
Xometry, Inc. Series Seed-1 Acquisition Date: 9/4/20 Cost $429,088 [2,3,4]	53,636	429,088
Xometry, Inc. Series Seed-2 Acquisition Date: 9/4/20 Cost $188,776 [2,3,4]	23,597	188,776
Total Industrials		2,031,728
Information Technology - 1.1%
Communications Equipment - 0.5%
Starry, Inc. Series C Shares Acquisition Date: 5/14/18, Cost $3,780,000 [2,3,4]	4,099,783	4,714,750
Starry, Inc. Series D Shares Acquisition Date: 3/6/19, Cost $1,665,000 [2,3,4]	1,164,336	1,665,001
		6,379,751
Software - 0.4%
ACV Auctions, Inc. Series A Acquisition Date: 2/28/20, Cost $3,961,223 [2,3,4]	762,010	4,514,224
ACV Auctions, Inc. Series E-1 Acquisition Date: 9/2/20 Cost $631,888 [2,3,4]	106,664	631,888
		5,146,112
	Shares	Value
Technology Hardware, Storage & Peripherals - 0.2%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20 Cost $2,917,695 [2,3,4]	2,918	$2,917,695
Total Information Technology		14,443,558
Total Preferred Stocks - 4.1% (Cost $45,846,307)		53,835,024
	Shares/ Principal Amount
Short-Term Investments - 3.1%[5]
Money Market Funds - 0.8%
BlackRock Liquidity Funds, FedFund, Institutional Class, 0.05%	1,496,000	1,496,000
Federated Treasury Obligations Fund, Institutional Class, 0.04%	1,783,000	1,783,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.03%	1,496,000	1,496,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 0.00%	1,496,000	1,496,000
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 0.02%	1,839,000	1,839,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.01%	1,496,000	1,496,000
Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.02%	1,133,000	1,133,000
Total Money Market Funds (Cost $10,739,000)		10,739,000

Meridian Funds	4	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2020 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 2.3%
Bank of America Securities Inc., dated 9/30/20, due 10/1/20, 0.06% total to be received $1,588,981 (collateralized by various U.S. Treasury Obligations, 1.25% - 2.38%, 10/31/21 - 5/15/29, totaling $1,620,758)	$1,588,978	$1,588,978
Citigroup Global Markets, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $9,509,056 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 4.63%, 11/27/20 - 11/1/59, totaling $9,699,216)	9,509,035	9,509,035
HSBC Securities, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $9,509,056 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.00%, 11/1/26 - 8/1/50, totaling $9,699,216)	9,509,035	9,509,035
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/20, due 10/1/20, 0.08% total to be received $9,509,056 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 10/27/20 - 7/15/61, totaling $9,699,216)	$9,509,035	$9,509,035
Total Repurchase Agreements (Cost $30,116,083)		30,116,083
Total Short-Term Investments - 3.1% (Cost $40,855,083)		40,855,083
Total Investments - 100.6% (Cost $1,186,783,542)		1,335,267,311
Liabilities in Excess of Other Assets - (0.6)%		(7,381,797)
Net Assets - 100.0%		$1,327,885,514

ADR—American Depositary Receipt
Plc—Public Limited Company
[1]	All or portion of this security is on loan at September 30, 2020. Total value of such securities at period-end amounts to
$170,122,177 and represents 12.81% of net assets. Securities loaned with a value of $748,067 are pending settlement as of September 30, 2020.
[2]	Non-income producing securities.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $160,807,649 and represents 12.11% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.meridianfund.com